Cost of Revenue (Excluding Impairment Loss) (Details) - Schedule of cost of revenue (excluding impairment loss) - CNY (¥) ¥ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Schedule of cost of revenue (excluding impairment loss) [Abstract]
Lease expenses	¥ 116,054		¥ 207,766		¥ 345,208		¥ 494,111		¥ 383,690
Employee compensation and benefits					68,890		71,134		38,118
Depreciation and amortization	38,667		23,953		76,209		109,875		77,579
Advertising costs	221,565		111,279		278,679		469,367		22,292
Other operating costs	102,431	[1]	74,027	[1]	199,083	[2]	224,905	[2]	141,930	[2]
Total	¥ 530,110		¥ 447,017		¥ 968,069		¥ 1,369,392		¥ 663,609

[1]	Including costs for construction and design services, utilities, maintenance, daily cleaning and others.
[2]	Including costs for construction and design services, utilities, maintenance, daily cleaning and others.